United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:                  9/30/01

Check here if Amendment [   ];              Amendment Number _____
      This Amenment (Check only one)              [   ] is a restatement.
                                                  [   ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:         Union Heritage Capital Management
Address:      211 W. Fort Street, Suite 615
              Detroit, MI  48226

Form 13F File Number:      28-06379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manger:
Name:
Title:
Phone:

Signature, Place, and Date of Signing



--------------------------            -------------------        ---------------
      [Signature]                       [City, State]                 [Date]

Report Type   (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report
[   ]   13F Holdings Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).
[   ]   13F Combination Report.  (Check here if portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).




                          Title of   Value        Shares                      Market        Investment         Other      Voting
Name of Issuer            Class      CUSIP        Amount         Shares       Value         Discretion         Managers   Authority


Abbot Labs                Common     002824100    51.8500      105,300      5,459,805.000     Discretionary      None       Shared
Abercrombie & Fitch       Common     002896207    17.5900       15,600        274,404.000     Discretionary      None       Shared
Alliant Techsystems       Common     018804104    85.6000       39,250      3,359,800.000     Discretionary      None       Shared
Amback Fin'l              Common     023139108    54.7100       28,500      1,559,235.000     Discretionary      None       Shared
American Express          Common     025816109    29.0600       57,600      1,673,856.000     Discretionary      None       Shared
Ametek Aerospace          Common     031100100    26.2800       16,700        438,876.000     Discretionary      None       Shared
Amgen                     Common     031162100    58.7700       11,600        681,732.000     Discretionary      None       Shared
Anheuser Busch            Common     035229103    41.8800       56,400      2,362,032.000     Discretionary      None       Shared
Applied Materials         Common     038222105    28.4400       11,400        324,216.000     Discretionary      None       Shared
Avon Products             Common     054303102    46.2500      118,079      5,461,153.750     Discretionary      None       Shared
Bank America              Common     060505104    58.4000       13,000        759,200.000     Discretionary      None       Shared
Becton Dickinson          Common     075887109    37.0000       61,200      2,264,400.000     Discretionary      None       Shared
Briggs & Stratton         Common     109043109    31.2100       18,000        561,780.000     Discretionary      None       Shared
Bristol Myers Squibb      Common     110122108    55.5600       58,200      3,233,592.000     Discretionary      None       Shared
Catalina Marketing        Common     148867104    28.0000      146,500      4,102,000.000     Discretionary      None       Shared
Certegy                   Common     156880106    25.9600       24,700        641,212.000     Discretionary      None       Shared
Cisco Systems             Common     17275R102    12.1800      127,000      1,546,860.000     Discretionary      None       Shared
Clarcor                   Common     179895107    23.9000        2,500         59,750.000     Discretionary      None       Shared
Coca Cola Co.             Common     191216100    46.8500       48,954      2,293,494.900     Discretionary      None       Shared
Colgate Palmolive         Common     194162103    58.2500       11,000        640,750.000     Discretionary      None       Shared
Computer Associates       Common     204912109    25.7400       55,450      1,427,283.000     Discretionary      None       Shared
Crane Co.                 Common     224399109    21.9200        2,700         59,184.000     Discretionary      None       Shared
CSG Systems               Common     126349109    41.0000       66,700      2,734,700.000     Discretionary      None       Shared
Dell Computers            Common     247025109    18.5300      218,400      4,046,952.000     Discretionary      None       Shared
Delta Airlines            Common     247361108    26.3500       29,200        769,420.000     Discretionary      None       Shared
Dollar Tree Stores        Common     256747106    18.8900       22,900        432,581.000     Discretionary      None       Shared
Dupont                    Common     263534109    37.5200       30,100      1,129,352.000     Discretionary      None       Shared
Eastman Kodak             Common     277461109    32.5300       14,000        455,420.000     Discretionary      None       Shared
Eaton Corporation         Common     278058102    59.2100       41,200      2,439,452.000     Discretionary      None       Shared
Ecolab                    Common     278865100    36.3300        1,800         65,394.000     Discretionary      None       Shared
EMC Corp.                 Common     268648102    11.7500       20,000        235,000.000     Discretionary      None       Shared
Equifax                   Common     294429105    21.9000       49,400      1,081,860.000     Discretionary      None       Shared
Ethan Allen Interiors     Common     297302104    27.5000       12,000        330,000.000     Discretionary      None       Shared
Federal Home Loan Mort.   Common     313400301    65.0000        8,200        533,000.000     Discretionary      None       Shared
Federal Nat'l Mtg Assn    Common     313586109    80.0600       27,600      2,209,656.000     Discretionary      None       Shared
Ford Motor                Common     345370100    17.3500       27,145        470,965.750     Discretionary      None       Shared
Gannett, Inc.             Common     364730101    60.1100       36,800      2,212,048.000     Discretionary      None       Shared
Gap, Inc.                 Common     364760108    11.9500       28,000        334,600.000     Discretionary      None       Shared
General Motors            Common     370442105    42.9000       71,400      3,063,060.000     Discretionary      None       Shared
Guidant                   Common     401698105    38.5000       17,500        673,750.000     Discretionary      None       Shared
IBM                       Common     459200101    92.3000       37,600      3,470,480.000     Discretionary      None       Shared
IMS Health                Common     449934108    25.0500      101,200      2,535,060.000     Discretionary      None       Shared
Intel Corp.               Common     458140100    20.4400      110,000      2,248,400.000     Discretionary      None       Shared
Interpublic Group         Common     460690100    20.4000        4,068         82,987.200     Discretionary      None       Shared
Johnson & Johnson         Common     478160104    55.4000       11,700        648,180.000     Discretionary      None       Shared
Kemet Corp.               Common     488360108    16.4600       26,700        439,482.000     Discretionary      None       Shared
Kimberly-Clark            Common     494368103    62.0000       87,706      5,437,772.000     Discretionary      None       Shared
King Pharmaceuticals      Common     495582108    41.9500        1,400         58,730.000     Discretionary      None       Shared
Lexmark Int'l             Common     529771107    44.7100       12,200        545,462.000     Discretionary      None       Shared
Maytag                    Common     578592107    24.6400       43,300      1,066,912.000     Discretionary      None       Shared
MBNA Corp.                Common     55262L100    30.2900      190,727      5,777,120.830     Discretionary      None       Shared
McGraw Hill               Common     580645109    58.2000        8,800        512,160.000     Discretionary      None       Shared
Merck & Co.               Common     589331107    66.6000       76,500      5,094,900.000     Discretionary      None       Shared
Mettler Toledo            Common     592688105    42.1400       59,500      2,507,330.000     Discretionary      None       Shared
Millipore                 Common     601073109    52.9400       22,700      1,201,738.000     Discretionary      None       Shared
National City Corp.       Common     635405103    29.9500       48,400      1,449,580.000     Discretionary      None       Shared
Oracle Corp.              Common     68389X105    12.5800      205,200      2,581,416.000     Discretionary      None       Shared
Patterson Dental          Common     703412106    36.8600       74,466      2,744,816.760     Discretionary      None       Shared
Pitney Bowes              Common     724479100    38.2000      103,074      3,937,426.800     Discretionary      None       Shared
Plantronics               Common     727493108    17.0500       67,900      1,157,695.000     Discretionary      None       Shared
PPG Industries            Common     693506107    45.7500       30,100      1,377,075.000     Discretionary      None       Shared
Proctor & Gamble          Common     742718109    72.7900       10,100        735,179.000     Discretionary      None       Shared
Providian Fin'l           Common     74406A102    20.1500       53,900      1,086,085.000     Discretionary      None       Shared
Ralston Purina            Common     751277302    32.8000      190,000      6,232,000.000     Discretionary      None       Shared
Raymond James             Common     754730109    27.1500       71,412      1,938,835.800     Discretionary      None       Shared
Safeway, Inc.             Common     786514208    39.7200       56,631      2,249,383.320     Discretionary      None       Shared
Schering-Plough           Common     806605101    37.1000      127,800      4,741,380.000     Discretionary      None       Shared
Superior Industries       Common     370442105    33.2100       90,600      3,008,826.000     Discretionary      None       Shared
Texas Instruments         Common     882508104    24.9800       39,800        994,204.000     Discretionary      None       Shared
United Technologies       Common     913017109    46.5000       47,500      2,208,750.000     Discretionary      None       Shared
Verizon Communications    Common     92343V104    54.1100       13,800        746,718.000     Discretionary      None       Shared
Wachovia Corp.            Common     929903102    31.0000       15,600        483,600.000     Discretionary      None       Shared
Waters Corp.              Common     941848103    35.7700       60,000      2,146,200.000     Discretionary      None       Shared


Totals                                                       3,852,362    133,847,711.110


